UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				11/09/2007
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	14

Form 13F Information Table Value Total:  	$239,593
					 	(thousands)

List of Other Included Managers: NONE

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

Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


BROADRIDGE FINANCIAL SOLUTIONS I	COM		11133T103	12,598	 	664,819 	SH		SOLE		664,819
COMPTON PETROLEUM CORP CMN	COM		204940100	24,914 		2,667,405SH		SOLE		2,667,405
COTT CORP. CMN			COM		22163N106	12,282 		1,541,017SH		SOLE		1,541,017
IRSA INVERSIONES Y REPRESENTAC IOCOM		450047204	10,637	 	670,253 	SH		SOLE		670,253
INVERNESS MED INNOVATIONS INC C	COM		46126P106	17,097 		309,052 	SH		SOLE		309,052
ISHARES SILVER TRUST MUTUAL FUNDETF		46428Q109	20,159 		147,637 	SH		SOLE		147,637
IVANHOE MINES LTD CMN		COM		46579N103	20,124 		1,542,037SH		SOLE		1,542,037
LSI CORPORATION COMMON STOCK	COM		502161102	11,417 		1,538,674SH		SOLE		1,538,674
PILGRIMS PRIDE CORPORATION CMN	COM		721467108	7,444 		214,342 	SH		SOLE		214,342
POLYMEDICA CORP CMN		COM		731738100	28,413 		541,002 	SH		SOLE		541,002
QUALCOMM INC CMN		COM		747525103	10,802 		255,617 	SH		SOLE		255,617
SAIC, INC. CMN			COM		78390X101	20,211 		1,053,233SH		SOLE		1,053,233
TRIZETTO GROUP INC. CMN		COM		896882107	10,270 		586,524 	SH		SOLE		586,524
WALTER INDS INC (NEW) CMN	COM		93317Q105	33,225 		1,235,155SH		SOLE		1,235,155
